Report Of The Directors Financial Review Risk Report - Value at Risk - Narrative (Details) - GBP (£) £ in Thousands	3 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 31,200	£ 60,000	£ 19,000
Trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14,200		17,300
Value at risk, over time	31,200
Trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	60,000		31,900
Value at risk, over time	38,150
Trading portfolios | MSS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	31,200		19,000
Non-trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	18,600		29,400
Non-trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17,800		22,500
Non-trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 40,900		£ 37,800